Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2025
Equity Incentive Plan [Abstract]
Non-vested Restricted Shares Activity
A summary of the status of the Company’s non-vested restricted shares as of June 30, 2025, and the movement during the six months ended June 30, 2025, is presented below:
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2024	1,440,000	5.14
Vested	(260,000)	4.52
Non-vested, June 30, 2025	1,180,000	5.27